Leases - Operating lease right-of-use assets and lease liabilities, and the associated financial statement line items (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Assets
Right-of-use asset, net	$ 1,235	$ 2,198
Liability
Lease liability, current	1,059	1,024
Lease liability, non-current	$ 250	$ 1,309
Weighted average remaining lease term (in years)	1 year 2 months 1 day
Weighted average discount rate (in percent)	3.50%